UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  September 30

Date of reporting period:  3/31/2017

Item 1.  Reports to Stockholders.

Semiannual Report 3/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer Master Loan Fund, LLC

PORTFOLIO MANAGERS: David Lukkes, CFA and Joseph Welsh, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/17

	Oppenheimer Master Loan Fund, LLC	J.P. Morgan Leveraged Loan Index	Credit Suisse Leveraged Loan Index
6-Month	4.74%	3.39%	3.48%
1-Year	12.84	9.25	9.74
5-Year	5.69	4.96	4.88
Since Inception (10/31/07)	5.36	4.92	4.43

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Fund returns include changes in share price and reinvested distributions. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index and the Credit Suisse Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Credit Suisse Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The indices are unmanaged and cannot be purchased directly by investors.

2        OPPENHEIMER MASTER LOAN FUND, LLC

While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

3        OPPENHEIMER MASTER LOAN FUND, LLC

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	14.9%
Commercial Services & Supplies	9.0
Internet Software & Services	8.8
Hotels, Restaurants & Leisure	7.3
Health Care Equipment & Supplies	5.7
Distributors	4.7
Diversified Telecommunication Services	4.2
Road & Rail	3.6
Electric Utilities	3.5
Chemicals	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	9.0%
BBB	5.3
BB	34.8
B	39.1
CCC	4.9
CC	0.2
Unrated	6.7
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of March 31, 2017, and are subject to change. Except for securities labeled “Unrated,” all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as S&P Global Ratings (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

4        OPPENHEIMER MASTER LOAN FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5        OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During 6 Months Ended March 31, 2017
	$1,000.00	$1,047.40	1.79
Hypothetical (5% return before expenses)
	1,000.00	1,023.19	1.77

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2017 is as follows:

Expense Ratio
0.35%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

6        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

	Principal Amount	Value

Corporate Loans—90.8%

Consumer Discretionary—31.9%

Auto Components—0.5%

FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	$3,948,989	$3,745,371

Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.813%, 3/7/24[1]	3,932,605	3,930,147

		7,675,518

Automobiles—0.8%

Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 4/15/21[1]	12,753,002	12,711,370

Distributors—4.7%

Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B4, 3.982%, 8/25/21[1]	5,160,983	5,192,165
Tranche B6, 4.061%, 6/22/23[1]	4,194,692	4,224,844

Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.313%, 8/21/22[1]	4,095,974	3,711,976

Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.016%, 6/5/20[1]	4,886,456	4,819,267
Tranche B, 6.147%, 12/15/23[1]	7,970,000	7,697,689

BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.043%, 2/3/24[1]	1,246,163	1,221,239

Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.53%, 8/13/21[1]	1,895,000	1,903,122

CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.604%, 11/8/23[1]	2,512,380	2,529,967

Gymboree Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/23/18[1]	16,287,027	6,786,267

Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.232%, 8/18/23[1]	4,114,874	4,118,301

JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/23/23[1]	5,131,938	5,107,078

Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.774%, 8/16/23[1]	1,388,025	1,395,544

Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.563%, 6/18/21[1]	709,228	681,449

Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.75%, 1/30/23[1]	2,498,185	2,492,981

Moran Foods LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 12/5/23[1]	1,032,413	1,027,251

Nature’s Bounty Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 5/5/23[1]	2,354,100	2,368,079

Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.79%-4.24%, 8/19/22[1]	2,059,650	2,057,627

Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 1/26/23[1]	5,775,509	5,461,466

PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/11/22[1]	9,382,623	8,997,935

7        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Distributors (Continued)

SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/21/19[1]	$1,335,312	$1,347,645

		73,141,892

Diversified Consumer Services—1.7%

4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-7.50%, 5/8/20[1]	1,791,662	1,733,433

Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[1]	7,041,633	7,025,599

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[1]	3,848,508	3,749,090

IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[1]	1,100,036	979,032

Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.647%, 5/15/20[1]	2,493,802	2,331,705

Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/21[1]	10,014,914	10,124,458

		25,943,317

Hotels, Restaurants & Leisure—7.3%

Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.537%, 8/1/21[1]	3,236,308	3,247,865

American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/7/22[1]	914,593	920,881

AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 9/19/23[1]	4,915,029	4,939,604

Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.602%, 9/15/23[1]	2,745,000	2,760,441

Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.448%, 3/1/18[1,2]	522,597	587,703

Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 1.50%, 12/31/17[1,2]	757,344	939,107
Tranche B6, 5.402%, 3/1/18[1,2]	2,052,256	2,385,748
Tranche B7, 1.50%, 1/28/18[1,2]	1,517,434	1,828,690

Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	14,009,540	14,139,423

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/8/21[1]	11,148,570	11,218,249

CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	2,733,280	2,719,613

Corner Investment Propco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	3,286,052	3,343,558

Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.568%, 2/1/24[1]	6,967,020	6,972,621

Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 7/25/22[1]	2,495,451	2,499,319
Tranche B, 3.606%, 3/16/24[1]	4,540,000	4,557,025

ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.482%, 8/30/23[1]	1,117,200	1,123,784

8        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.147%, 11/30/23[1]	$1,206,975	$1,222,170

Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.284%, 2/22/23[1]	1,075,000	1,087,766

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.54%, 11/21/19[1]	4,919,378	4,996,243

La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 4/14/21[1]	3,470,010	3,497,076

Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/19/24[1]	770,000	776,160

Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.846%-4.943%, 10/1/21[1]	9,053,117	9,176,655

SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.248%, 5/14/20[1]	1,176,686	1,181,221

Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.45%, 6/8/23[1]	8,029,325	8,082,624

Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.03%-4.10%, 4/2/20[1]	20,826,052	19,500,245

		113,703,791

Household Durables—1.5%

Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.311%, 10/27/22[1]	1,069,625	1,076,310

HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.482%, 2/15/23[1]	3,225,000	3,220,298

Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.531%, 1/26/24[1]	2,338,844	2,362,719

Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.482%, 9/7/23[1]	6,238,650	6,251,645

Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/8/23[1]	7,785,000	7,830,877

Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.232%, 8/1/23[1]	945,667	953,547

Wilton Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 8/30/18[1]	1,845,891	1,805,281

		23,500,677

Media—14.9%

Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.902%, 7/24/25[1]	3,815,000	3,812,616

Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.982%, 1/15/25[1]	977,550	981,216
Tranche B, 3.359%, 7/14/25[1]	2,180,000	2,181,363

Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/3/23[1]	3,084,500	3,098,380

CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.803%, 3/2/24[1]	1,670,000	1,682,872

Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 2.99%, 7/1/20[1]	987,435	991,207
Tranche F, 2.99%, 1/3/21[1]	987,435	991,015

9        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: (Continued)
Tranche H, 2.99%, 1/15/22[1]	$1,447,688	$1,453,520
Tranche I, 3.232%, 1/15/24[1]	1,532,261	1,541,732

Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/21[1]	6,454,713	5,970,609

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 7.732%, 1/30/19[1]	37,216,428	32,130,171

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.482%, 7/30/19[1]	4,206,170	3,606,791

CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.772%, 10/11/24[1]	1,097,250	1,096,792
Tranche B, 3.394%-3.62%, 7/15/25[1]	520,000	519,859

Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/28/20[1]	9,173,258	9,247,791

DigitalGlobe, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 1/15/24[1]	3,112,200	3,126,463

Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	1,886,533	1,656,612

Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%, 2/7/24[1]	470,000	474,113

Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 7.147%, 12/31/21[1]	2,837,649	2,871,936
Tranche B6, 6.647%, 2/9/22[1]	4,186,616	4,212,783

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	3,900,000	3,846,375

ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/18/20[1]	6,868,516	6,945,786

Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.147%, 4/22/20[1]	6,925,000	6,933,656

Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/7/22[1]	5,144,094	5,140,879

Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.982%, 12/8/23[1]	5,692,000	5,730,393

Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.20%, 2/15/24[1]	575,000	578,115

MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/13/21[1]	6,566,885	5,923,331

Mergermarket USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-4.647%, 2/4/21[1]	2,174,936	2,168,139

MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/8/21[1]	4,807,068	4,848,380

Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.902%, 1/17/24[1]	1,250,691	1,259,029

NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/20[1]	4,939,244	4,961,880

Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.902%, 1/17/24[1]	12,696,119	12,780,764

Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.982%, 2/1/24[1]	7,745,000	7,794,096

10        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Media (Continued)

Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%, 7/2/21[1]	$1,420,690	$1,427,498

Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.732%, 12/30/22[1]	2,575,000	2,609,332

Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	2,370,400	2,331,881

SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.902%, 6/21/25[1]	1,335,000	1,331,996

SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B10, 4.038%, 1/14/25[1]	6,334,125	6,349,960

Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.24%, 1/3/24[1]	4,919,670	4,943,757

Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%, 12/31/23[1]	2,140,000	2,148,025

Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AF, 3.912%, 1/31/25[1]	5,140,000	5,170,115

Townsquare Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.038%, 4/1/22[1]	459,511	462,000

Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.982%, 12/27/20[1]	375,145	378,662
Tranche B, 3.982%, 1/26/24[1]	6,407,423	6,467,493

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 3.75%, 3/15/24[1]	9,209,237	9,155,998

UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AP, 3.539%, 4/15/25[1]	5,840,000	5,865,550

Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.517%, 1/31/25[1]	7,285,000	7,312,319

WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.79%, 10/15/19[1]	5,349,613	5,381,710

WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/18/23[1]	12,114,125	12,198,924

William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.29%, 5/6/21[1]	4,870,000	4,896,761

WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 11/1/23[1]	2,725,000	2,739,478

YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 12.25%, 6/4/18[1]	532,984	533,636

		232,263,759

Multiline Retail—0.3%

Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/25/20[1]	5,914,720	4,774,291

Specialty Retail—0.2%

Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/29/21[1]	3,589,895	3,634,768

11        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Staples—1.6%

Beverages—1.3%

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.398%, 3/24/24[1]	$5,595,000	$5,636,962

Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 6/2/21[1]	938,587	945,627

Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/3/22[1]	4,161,161	4,207,454

KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.518%, 6/16/23[1]	3,761,827	3,806,010

Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.039%-4.23%, 10/4/23[1]	4,089,046	4,129,573

NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.656%, 4/3/24[1]	905,000	915,181

		19,640,807

Food & Staples Retailing—0.0%

Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	772,798	776,952

Food Products—0.3%

CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/20[1]	2,919,326	2,756,939

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-6.50%, 11/1/18[1]	1,196,540	1,201,401

		3,958,340

Energy—3.3%

Energy Equipment & Services—2.9%

AFGlobal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/19/19[1]	912,136	685,242

American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.284%, 8/4/20[1]	5,061,331	3,547,148

California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.375%, 12/31/21[1]	1,815,000	2,014,650

Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 8/23/21[1]	2,810,000	2,998,798

Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	2,841,180	2,034,995

Drillships Ocean Ventures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/25/21[1]	1,762,757	1,596,397

Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/21[1]	6,071,197	6,123,689

Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.529%, 2/2/24[1]	900,000	899,036

ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.897%, 9/18/21[1]	5,544,043	3,506,607

Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.875%, 10/1/18[1]	2,049,769	1,980,589
Tranche B, 8.00%, 8/31/20[1]	740,000	699,916

12        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Energy Equipment & Services (Continued)

Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%, 6/27/20[1]	$1,209,026	$1,006,514

Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/25/23[1]	3,696,425	3,696,425

HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-7.50%, 6/18/20[1]	3,837,594	2,753,473

Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.00%, 8/7/20[1,3]	110,944	112,054

Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.038%, 2/8/24[1]	3,195,000	3,239,938

MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/31/23[1]	2,873,075	2,878,462

Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	625,290	289,718

Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%, 2/21/21[1]	6,905,404	4,712,938

Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, 12/16/20[1]	290,210	241,962

Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.44%, 12/16/20[1]	110,446	92,085

Veresen Midstream LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.536%, 3/31/22[1]	653,333	660,683

		45,771,319

Oil, Gas & Consumable Fuels—0.4%

Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, 12/16/20[1]	2,128,899	1,774,969

Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.397%, 8/4/21[1]	3,965,952	3,526,394

		5,301,363

Financials—3.2%

Capital Markets—0.5%

Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 11/23/20[1]	1,519,492	1,534,686

Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.398%-6.27%, 5/23/21[1,3]	6,891,254	6,563,920

		8,098,606

Commercial Banks—2.4%

Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.503%, 8/12/22[1]	1,587,593	1,600,658

AmWins Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 1/25/24[1]	1,975,050	1,982,662

Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.102%, 3/17/24[1]	1,360,000	1,369,633

Fly Funding II Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.64%, 2/9/22[1]	888,478	893,291

HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/2/20[1]	8,614,111	8,660,550

13        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/29/22[1]	$3,807,469	$3,840,309

iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/1/20[1]	6,505,509	6,603,091

NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/8/24[1]	6,029,888	6,098,477

Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/24/22[1]	6,523,650	6,514,680

		37,563,351

Consumer Finance—0.3%

PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/29/20[1]	2,628,227	2,638,905

PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 9/29/21[1]	929,455	915,514

		3,554,419

Health Care—6.2%

Health Care Equipment & Supplies—5.7%

21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.275%, 4/30/22[1]	1,398,822	1,272,928

Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/28/22[1]	1,363,129	1,364,265

Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/16/21[1]	2,969,862	3,006,985

Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/3/19[1]	3,205,471	3,197,457

Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.647%, 8/4/21[1]	1,418,400	1,422,832

CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/5/21[1]	1,085,367	1,090,793

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/7/19[1]	2,789,996	2,699,321

Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 3/1/24[1]	11,410,000	11,443,283

CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 3.75%, 12/31/19[1]	2,029,236	2,020,147
Tranche H, 4.00%, 1/27/21[1]	6,741,685	6,653,902

DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/8/20[1]	5,689,887	5,527,486

Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 5/4/18[1]	2,911,894	2,913,108

Genoa a QoL Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%, 10/30/23[1]	1,149,225	1,156,695

Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.096%, 1/31/25[1]	7,720,000	7,748,278

HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.232%, 2/15/24[1]	1,820,000	1,837,063

Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 2/2/24[1]	5,375,000	5,377,800

14        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	$1,876,165	$1,613,502

MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.897%, 6/7/23[1]	3,875,040	3,928,725

National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 1/31/21[1]	3,822,235	3,837,363

National Surgical Hospitals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/1/22[1]	677,925	678,332

New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/31/19[1]	1,345,399	1,220,950

Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[1]	3,893,929	3,653,802

Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[1]	1,348,257	1,340,168

Pharmaceutical Product Development LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.25%-4.397%, 8/18/22[1]	4,756,056	4,777,459

Quorum Health Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/29/22[1]	580,440	569,049

Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.782%, 3/6/24[1]	1,360,000	1,374,450

Sterigenics-Nordion Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 5/15/22[1]	2,759,558	2,769,906

Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/6/24[1]	3,875,000	3,864,828

		88,360,877

Health Care Providers & Services—0.4%

Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/9/21[1]	6,933,453	6,942,119

Life Sciences Tools & Services—0.1%

DPx Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[1]	1,558,474	1,562,788

Industrials—17.6%

Aerospace & Defense—0.2%

Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 4/9/20[1]	2,994,439	2,975,724

Commercial Services & Supplies—9.0%

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/18/21[1]	1,566,753	1,575,892

Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/28/22[1]	9,892,093	9,963,197

Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 4.232%, 7/8/20[1]	1,070,160	1,079,190
Tranche B4, 4.25%, 8/4/22[1]	9,653,515	9,718,879
Tranche B5, 4.75%, 11/3/23[1]	3,760,815	3,798,423

15        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Services & Supplies (Continued)

Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/25/21[1]	$8,122,848	$8,153,309

Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.677%, 12/8/23[1]	2,244,375	2,283,652

Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.647%, 9/15/20[1]	3,209,646	3,190,924

CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/19/21[1]	830,500	734,733

CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%, 3/19/21[1]	1,669,562	1,477,041

Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.85%, 6/6/21[1]	2,019,850	2,037,524

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.647%, 12/20/19[1]	3,174,529	2,428,514

Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.232%, 8/12/20[1]	1,154,250	1,161,031
Tranche B2, 4.75%, 8/14/23[1]	3,076,081	3,097,869

First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%, 6/30/22[1]	4,757,589	4,644,597

First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 1/5/24[1]	1,816,042	1,825,122

Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	7,043,781	7,071,660

IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%, 10/31/21[1]	7,302,855	7,372,838

Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 1/27/21[1]	7,135,874	7,105,768

iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/8/17[1]	2,978,417	2,933,741

Kindercare Education LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.397%, 8/12/22[1]	6,179,760	6,232,548

Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.868%, 3/17/21[1]	5,541,638	5,601,382

Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.50%, 4/18/19[1]	1,245,629	1,235,508

Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/17/20[1]	551,135	518,067

LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 5/21/22[1]	1,896,551	1,910,775

Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.647%, 9/30/22[1]	7,193,850	7,286,025

Novitex Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.00%, 7/7/20[1]	1,960,150	1,960,150

Prime Security Services Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/2/22[1]	3,988,197	4,029,503

Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 2/22/24[1]	5,776,437	5,830,592

SourceHOV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.897%, 10/31/19[1]	1,548,573	1,511,149

16        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Commercial Services & Supplies (Continued)

Trans Union LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.482%, 4/9/23[1]	$537,235	$542,070

Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/2/21[1]	9,734,833	9,820,013

XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.352%, 11/1/21[1]	11,344,000	11,404,974

		139,536,660

Electrical Equipment—0.2%

Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 1/25/21[1]	1,438,067	1,446,756

Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 11/26/19[1]	1,167,869	1,169,329

		2,616,085

Industrial Conglomerates—2.9%

Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	883,838	878,314

Boyd Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.397%, 4/15/22[1]	2,235,388	2,229,800

CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/17/22[1]	1,686,923	1,561,809

Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	5,389,899	5,443,798

Doosan Bobcat, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/28/21[1]	2,053,686	2,079,357

Dynacast International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, 1/28/22[1]	468,804	471,148

Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.397%, 7/6/21[1]	4,885,110	4,900,376
Tranche B, 4.402%, 3/30/24[1]	419,412	420,697

Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.596%, 5/31/23[1]	2,022,000	2,046,960

Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/2/23[1]	1,506,225	1,540,115

Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 6/30/21[1]	2,768,329	2,793,128

Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.982%, 9/28/23[1]	1,810,463	1,821,778

RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 8/21/23[1]	3,512,198	3,529,516

TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 3.982%, 6/9/23[1]	5,090,201	5,072,706

Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%-5.039%, 11/30/23[1]	5,322,198	5,375,420

Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.647%, 6/19/21[1]	1,863,183	1,818,933

17        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates (Continued)

WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/28/19[1]	$3,559,508	$3,403,779

		45,387,634

Machinery—0.1%

International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 8/16/19[1]	1,339,954	1,279,656

Road & Rail—3.6%

Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.614%, 10/6/23[1]	1,390,000	1,406,680

American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.263%, 10/10/21[1]	1,509,596	1,515,068
Tranche B, 3.482%, 4/28/23[1]	1,890,000	1,895,472
Tranche B, 3.267%, 12/14/23[1]	4,210,000	4,220,525

Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/21/22[1]	15,680,000	15,871,798

Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 11/12/20[1]	5,014,076	4,663,091

Daseke, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 2/27/24[1]	333,808	336,798

Daseke, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 2/27/24[1]	133,709	134,906

Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.397%, 10/6/23[1]	980,000	990,311

Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.00%, 7/29/22[1]	2,857,893	2,862,894
Tranche B2, 4.00%, 7/29/22[1]	869,094	870,615

United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.387%, 4/1/24[1]	4,045,000	4,063,963

Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.304%, 2/23/22[1]	12,017,200	12,052,050

YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 2/13/19[1]	6,008,617	5,948,531

		56,832,702

Trading Companies & Distributors—0.2%

Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	5,857,466	3,089,813

Transportation Infrastructure—1.4%

American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.28%, 3/8/24[1]	1,200,000	1,203,500

MPG Holdco I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 10/20/21[1]	2,376,999	2,384,427

Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/7/20[1]	8,770,000	8,883,282

TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 6/30/22[1]	8,190,819	8,247,131

18        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Transportation Infrastructure (Continued)

Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.356%, 3/17/24[1]	$1,517,967	$1,531,249

		22,249,589

Information Technology—10.0%

Communications Equipment—0.3%

Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.40%, 7/17/20[1]	4,878,379	4,439,325

Electronic Equipment, Instruments, & Components—0.3%

Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	4,197,260	4,211,250

Internet Software & Services—8.8%

Abacus Innovations Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/16/23[1]	3,785,513	3,829,992

Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/20/22[1]	2,650,000	2,685,611

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.25%, 5/29/20[1,4]	19,195,024	15,365,616

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.50%, 1/24/18[1]	3,470,000	3,581,692

Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 6/30/21[1]	4,702,945	4,700,593

Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.228%, 8/16/22[1]	1,941,707	1,957,484

Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.064%, 3/14/24[1]	2,608,000	2,628,199

CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.482%, 12/29/22[1]	447,359	450,710

Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 12/15/21[1]	3,165,199	3,175,486

Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.788%, 7/5/21[1]	3,990,000	4,033,643

Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.49%, 9/7/23[1]	12,264,263	12,338,130

Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 6/1/22[1]	2,677,332	2,687,038

First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.775%, 3/24/21[1]	4,782,796	4,824,646
Tranche B, 3.775%, 7/8/22[1]	2,281,498	2,302,570

Genesys Telecommunications Laboratories Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.025%, 12/1/23[1]	2,244,525	2,276,790

Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 0.50%, 2/15/24[1]	265,387	265,984

Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.785%, 2/15/24[1]	1,722,395	1,726,270

Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, 2/15/24[1]	2,023,110	2,027,662

19        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Internet Software & Services (Continued)

GXS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.038%, 1/16/21[1]	$1,162,088	$1,172,567

Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%, 2/1/22[1]	4,708,517	4,712,303

Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 8/5/22[1]	4,974,179	4,956,416

Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/20/24[1]	2,115,000	2,128,881

Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.031%, 1/15/23[1]	1,612,888	1,623,304

ON Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.371%, 3/31/23[1]	1,238,398	1,243,901

Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/27/23[1]	2,214,604	2,232,598

Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.534%, 12/8/21[1]	1,139,961	1,132,361

Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 10/31/22[1]	3,370,395	3,422,006

Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/25/22[1]	6,002,749	6,006,501

Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.438%, 5/4/22[1]	1,970,000	1,986,006

Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/3/23[1]	1,162,065	1,169,328

Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 9/30/22[1]	1,187,025	1,189,569

Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.356%, 9/30/23[1]	365,000	368,346

Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.75%, 1/19/24[1]	4,395,000	4,387,309

Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.232%, 12/1/23[1]	4,453,838	4,508,584

TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 12/4/20[1]	5,302,559	5,364,864

TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/31/21[1]	2,481,629	2,525,058

Uber Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/13/23[1]	932,663	933,245

Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.772%, 1/27/23[1]	6,704,973	6,674,942

Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 4/29/23[1]	7,076,614	7,089,883

Zebra Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.446%, 10/27/21[1]	1,255,058	1,267,217

		136,953,305

Office Electronics—0.3%

BMC Foreign Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%, 9/10/20[1]	482,953	484,462

20        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Office Electronics (Continued)

BMC Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	$5,227,159	$5,239,291

		5,723,753

Software—0.3%

Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.75%, 4/30/20[1]	3,719,852	3,726,827
Tranche B2, 5.397%, 4/30/20[1]	444,375	445,486

Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	447,322	446,973

		4,619,286

Materials—9.3%

Chemicals—2.9%

Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.147%, 1/31/24[1]	1,535,000	1,544,594

CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 8/30/20[1]	262,043	263,763

CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 8/30/20[1]	2,243,878	2,258,605
Tranche B3, 4.25%, 8/30/20[1]	677,429	681,875

Chemours Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.652%, 5/12/22[1]	190,000	191,188

Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/30/21[1]	2,310,196	2,328,677

Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.536%, 2/14/24[1]	1,370,000	1,381,131

Huntsman International LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.982%, 4/19/19[1]	156,718	157,567

Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.781%-3.842%, 4/1/23[1]	4,272,530	4,320,596

Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/21[1]	2,374,050	2,389,878

Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.531%, 3/31/22[1]	3,420,303	3,441,147
Tranche B, 3.531%, 4/1/24[1]	1,261,838	1,268,935

MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 4.152%, 6/7/23[1]	1,225,000	1,232,656

Minerals Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.24%-3.41%, 2/14/24[1]	799,188	810,676

OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.025%, 8/20/19[1]	2,136,599	2,190,014

Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/13/23[1]	1,462,659	1,471,070

Royal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.397%, 6/20/22[1]	3,405,705	3,437,634

Solenis International LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.274%, 7/31/21[1]	807,657	811,379

Tronox Pigments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 3/19/20[1]	6,414,321	6,461,812

21        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Chemicals (Continued)

Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 7/1/22[1]	$7,141,025	$7,166,697

Versum Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.647%, 9/29/23[1]	1,955,175	1,980,837

		45,790,731

Construction Materials—1.8%

American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 10/31/23[1]	1,385,000	1,392,791

Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.647%, 8/18/23[1]	3,568,869	3,595,079

CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.897%, 9/30/20[1]	1,874,923	1,888,984

HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.897%, 8/13/21[1]	2,734,427	2,757,927
Tranche B2, 3.897%, 10/17/23[1]	2,960,125	2,984,484

Installed Building Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.152%, 3/30/24[1]	705,000	706,762

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.022%, 11/15/23[1]	8,279,250	8,375,844

Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.026%, 7/20/22[1]	3,824,141	3,856,646

VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/28/24[1]	2,165,000	2,181,237

		27,739,754

Containers & Packaging—2.4%

Berry Plastics Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche I, 3.482%, 10/1/22[1]	6,604,580	6,662,886
Tranche J, 3.524%, 1/19/24[1]	960,000	967,800

BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.381%, 3/22/24[1]	3,905,000	3,902,559

BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/14/23[1]	4,382,975	4,384,149

Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	1,666,784	1,667,479

Exopack/Coveris Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 5/8/19[1]	2,493,909	2,507,938

KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.653%, 8/26/22[1]	1,039,665	1,055,692

Kloeckner Pentaplast of America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.397%, 4/28/20[1]	6,842,886	6,922,010

Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.982%, 2/5/23[1]	5,497,618	5,526,827

SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/11/22[1]	4,020,551	4,048,470

		37,645,810

22        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value

Metals & Mining—2.0%

Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.397%, 4/16/20[1]	$19,750,069	$19,174,019
Tranche B3, 8.897%, 4/17/20[1]	7,675,763	7,461,494

Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.288%, 2/7/22[1]	3,655,000	3,655,000

		30,290,513

Paper & Forest Products—0.2%

Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%-3.897%, 5/1/21[1]	3,602,877	3,632,151

Telecommunication Services—4.2%

Diversified Telecommunication Services—4.2%

Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/10/20[1]	4,961,339	4,995,448

Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 10/5/23[1]	2,024,825	2,039,505
Tranche B2, 4.00%, 10/5/23[1]	3,540,000	3,565,665

FairPoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	1,619,346	1,633,010

Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/23/20[1]	5,714,398	5,708,146

IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/6/21[1]	3,292,771	3,078,740

IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 2/4/22[1]	1,968,972	1,703,161

Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.284%, 2/22/24[1]	3,780,000	3,788,505

LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 4/13/20[1]	8,374,396	8,447,630

SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.24%, 3/24/21[1]	2,453,692	2,462,391

SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.24%, 6/10/22[1]	1,965,000	1,969,500

US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/25/20[1]	2,923,288	2,947,405

West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 3.482%, 6/17/23[1]	14,763,487	14,817,004

Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 4.77%, 3/29/21[1]	1,507,425	1,524,070

Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/19/24[1]	7,317,000	7,367,304

		66,047,484

Utilities—3.5%

Electric Utilities—3.5%

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.375%, 8/13/18[1]	506,764	510,142
Tranche B, 6.375%, 8/13/19[1]	7,623,237	7,674,061

23        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electric Utilities (Continued)

Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 3.90%, 1/15/24[1]	$4,505,654	$4,530,296
Tranche B7, 3.90%, 5/31/23[1]	592,018	595,348

Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%, 8/24/22[1]	2,952,600	2,972,875

Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 6/27/23[1]	9,366,000	9,414,591

EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%, 6/28/23[1]	1,940,642	1,961,018

InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.65%, 6/12/20[1]	3,613,137	3,608,621

MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.147%, 10/18/22[1]	1,114,400	1,108,828

NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.031%, 6/30/23[1]	11,385,670	11,445,445

Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%, 11/9/20[1]	6,644,420	5,035,919

Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/6/23[1]	4,912,688	4,995,589

		53,852,733

Total Corporate Loans (Cost $1,406,940,355)		1,413,794,282

Corporate Bonds and Notes—1.3%

Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[5]	6,645,000	6,844,350

Cheniere Corpus Christi Holdings LLC, 7% Sr. Sec. Nts., 6/30/24[5]	3,360,000	3,717,000

Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42% Sr. Sec. Nts., 6/15/21[5]	3,300,000	3,453,870

Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20[4]	644,070	—

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 4.523% Sr. Sec. Nts., 7/15/21[1,5]	2,055,000	2,107,669

Sabine Pass Liquefaction LLC, 5.875% Sr. Sec. Nts., 6/30/26[5]	3,475,000	3,837,752

Total Corporate Bonds and Notes (Cost $19,831,860)		19,960,641

	Shares

Common Stocks—2.2%

Arch Coal, Inc., Cl. A6	353,989	24,404,002

Aretec Group, Inc.[6]	63,355	886,970

Everyware Global, Inc.[6]	106,918	801,885

ION Media Networks, Inc.[6]	6,081	1,952,001

Larchmont Resources LLC[6]	136	46,001

Mach Gen LLC[6]	34,118	88,144

Media General, Inc.[6,7]	781,336	1,328,271

Millennium Corporate Claim Litigation Trust[6]	5,431	54

Millennium Lender Claim Litigation Trust[6]	10,862	109

New Millennium Holdco, Inc.[6]	111,266	1,113

Nexstar Media Group, Inc., Cl. A	52,820	3,705,323

Quicksilver Resources, Inc.[6]	11,634,576	245,489

Sabine Oil[6]	1,394	49,487

24        OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value

Common Stocks (Continued)

Templar Energy, Cl. A6	154,052	$1,242,045

Total Common Stocks (Cost $34,469,795)		34,750,894

	Units

Rights, Warrants and Certificates—0.0%

Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[6]	4,421	24,315

Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[6]	787	3,542

Total Rights, Warrants and Certificates (Cost $591,883)		27,857

	Shares

Investment Company—9.3%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.66%[8,9] (Cost $145,284,481)	145,284,481	145,284,481

Total Investments, at Value (Cost $1,607,118,374)	103.6%	1,613,818,155

Net Other Assets (Liabilities)	(3.6)	(55,965,823)

Net Assets	100.0%	$1,557,852,332

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $19,960,641 or 1.28% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Security received as the result of issuer reorganization.

8. Rate shown is the 7-day yield at period end.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares March 31, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	111,077,624	466,894,306	432,687,449	145,284,481

			Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. E			$145,284,481	$303,592

See accompanying Notes to Financial Statements.

25        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,461,833,893)	$1,468,533,674
Affiliated companies (cost $145,284,481)	145,284,481

1,613,818,155

Cash	12,577,980

Receivables and other assets:
Investments sold	13,753,530
Interest and dividends	4,442,783
Shares of beneficial interest sold	14,053
Other	53,354

Total assets	1,644,659,855

Liabilities
Payables and other liabilities:
Investments purchased	86,299,862
Shares of beneficial interest redeemed	156,304
Directors’ compensation	39,707
Other	311,650

Total liabilities	86,807,523

Net Assets—applicable to 95,295,145 shares of beneficial interest outstanding	$1,557,852,332

Net asset Value, Redemption Price and Offering Price Per Share	$16.35

See accompanying Notes to Financial Statements.

26        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2017 Unaudited

Investment Income
Interest	$41,386,999

Dividends:
Unaffiliated companies	1,655,579
Affiliated companies	303,592

Other income	173,620

Total investment income	43,519,790

Expenses
Management fees	2,216,454

Transfer and shareholder servicing agent fees	36,941

Shareholder communications	6,585

Legal, auditing and other professional fees	237,014

Custodian fees and expenses	161,818

Directors’ compensation	22,876

Other	10,391

Total expenses	2,692,079
Less waivers and reimbursements of expenses	(72,205)

Net expenses	2,619,874

Net Investment Income	40,899,916

Realized and Unrealized Gain
Net realized gain on unaffiliated companies	10,069,320

Net change in unrealized appreciation/depreciation on investments	17,012,433

Net Increase in Net Assets Resulting from Operations	$67,981,669

See accompanying Notes to Financial Statements.

27        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income	$40,899,916	$68,748,835

Net realized gain (loss)	10,069,320	(37,142,535)

Net change in unrealized appreciation/depreciation	17,012,433	45,408,974

Net increase in net assets resulting from operations	67,981,669	77,015,274

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	210,466,241	343,212,008
Payments for withdrawals	(127,274,376)	(285,384,526)

	83,191,865	57,827,482

Net Assets
Total increase	151,173,534	134,842,756

Beginning of period	1,406,678,798	1,271,836,042

End of period	$1,557,852,332	$1,406,678,798

See accompanying Notes to Financial Statements.

28        OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]

Per Share Operating Data
Net asset value, beginning of period	$15.61	$14.64	$14.51	$13.84	$12.88	$11.56

Income (loss) from investment operations:
Net investment income[2]	0.44	0.84	0.74	0.74	0.90	0.86
Net realized and unrealized gain (loss)	0.30	0.13	(0.61)	(0.07)	0.06	0.46

Total from investment operations	0.74	0.97	0.13	0.67	0.96	1.32

Net asset value, end of period	$16.35	$15.61	$14.64	$14.51	$13.84	$12.88

Total Return, at Net Asset Value[3]	4.74%	6.63%	0.90%	4.84%	7.45%	11.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,557,852	$1,406,679	$1,271,836	$1,501,073	$813,969	$2,112,342

Average net assets (in thousands)	$1,482,731	$1,205,754	$1,321,015	$1,398,916	$1,492,179	$2,045,550

Ratios to average net assets:[4]
Net investment income	5.53%	5.70%	5.06%	5.15%	6.78%	6.98%
Total expenses[5]	0.36%	0.36%	0.35%	0.34%	0.36%	0.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.35%	0.36%[6]	0.35%[6]	0.33%	0.36%[6]	0.33%[6]

Portfolio turnover rate	47%	74%	57%	73%	105%	60%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	0.37%
Year Ended September 30, 2016	0.36%
Year Ended September 30, 2015	0.35%
Year Ended September 30, 2014	0.35%
Year Ended September 30, 2013	0.36%
Year Ended September 28, 2012	0.33%

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

29        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. This rate increased to 2.00% effective January 1, 2017. The “Reduction to custodian expenses” line item, if applicable, represents earnings on

30        OPPENHEIMER MASTER LOAN FUND, LLC

2. Significant Accounting Policies (Continued)

cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently

31        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

evaluating the amendments and their impact, if any, on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

32        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

33        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,404,221,721	$9,572,561	$1,413,794,282
Corporate Bonds and Notes	—	19,960,641	—	19,960,641
Common Stocks	28,109,325	3,640,918	3,000,651	34,750,894
Rights, Warrants and Certificates	—	27,857	—	27,857
Investment Company	145,284,481	—	—	145,284,481

Total Assets	$173,393,806	$1,427,851,137	$12,573,212	$1,613,818,155

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

34        OPPENHEIMER MASTER LOAN FUND, LLC

3. Securities Valuation (Continued)

	Transfers out of Level 1*	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**

Assets Table
Investments, at Value:
Corporate Loans	$–	$–	$(8,603,123)	$8,603,123
Common Stocks	(67,609)	67,609	(761,791)	761,791
Rights, Warrants and Certificates	(38,273)	38,273	–	–

Total Assets	$(105,882)	$105,882	$(9,364,914)	$9,364,914

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly

35        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

At period end, securities with an aggregate market value of $1,413,794,282, representing 90.8% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an

36        OPPENHEIMER MASTER LOAN FUND, LLC

4. Investments and Risks (Continued)

interest payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$15,141,996
Market Value	$15,365,616
Market Value as % of Net Assets	0.99%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $5,741,248, representing 0.37% of the Fund’s net assets, were subject to these forbearance agreements.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. The related party owned 100% of the Fund’s total outstanding shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

37        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Contributions	13,053,394	$210,466,241	22,994,136	$343,212,008
Withdrawals	(7,877,331)	(127,274,376)	(19,737,435)	(285,384,526)

Net increase	5,176,063	$83,191,865	3,256,701	$57,827,482

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$725,149,250	$668,422,076

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a

38        OPPENHEIMER MASTER LOAN FUND, LLC

8. Fees and Other Transactions with Affiliates (Continued)

wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Directors’ Compensation. The Fund’s Board of Directors (“Board”) has adopted a compensation deferral plan for Independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Directors under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Directors. The Fund purchases shares of the funds selected for deferral by the Directors in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Directors’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $72,205 for IGMMF management fees. This fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $2,223,395 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these commitments have a market value of $2,229,741 and have been included as Corporate Loans in the Statement of Investments.

39        OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40        OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	Robert J. Malone, Chairman of the Board of Directors and Director
Jon S. Fossel, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
Arthur P. Steinmetz, Director, President and Principal Executive Officer
David Lukkes, Vice President
Joseph Welsh, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

41        OPPENHEIMER MASTER LOAN FUND, LLC

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42        OPPENHEIMER MASTER LOAN FUND, LLC

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43        OPPENHEIMER MASTER LOAN FUND, LLC

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com
Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1241.001.0317 May 25, 2017

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017